Fees Summary	Sep. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 344,932,809.12
Previously Paid Amount	0.00
Total Fee Amount	36,919.30
Total Offset Amount	0.00
Net Fee	$ 36,919.30